Balance Sheets (Parenthetical) - $ / shares	Dec. 31, 2016	Dec. 31, 2015
Stockholders equity:
Preferred stock, par value	$ 0	$ 0
Preferred stock, issued shares	2	2
Preferred stock, outstanding shares	2	2
Common stock Class A, par value	$ 0	$ 0
Common stock Class A, issued shares	773,627,964	708,068,385
Common stock Class A, outstanding shares	773,627,964	708,068,385
Common stock Class B, par value	$ 0	$ 0
Common stock Class B, issued shares	0	0
Common stock Class B, outstanding shares	0	0
Common Stock Issuable, Shares	5,778,633	1,122,311